The Gabelli Global Mini Mites Fund

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 100.0%
	AEROSPACE AND DEFENSE — 4.3%
2,500	Avio SpA	$32,426
600	CPI Aerostructures Inc.†	4,932
7,000	Latecoere SACA†	29,298

		66,656

	AGRICULTURE — 2.5%
16,000	Ruralco Holdings Ltd.(a)	38,445

	AUTOMOTIVE: PARTS AND ACCESSORIES — 5.0%
400	Smart Eye AB†	4,267
1,400	Strattec Security Corp.	27,972
5,500	Uni-Select Inc.	45,832

		78,071

	BROADCASTING — 1.6%
3,000	Beasley Broadcast Group Inc., Cl. A	9,300
4,000	Corus Entertainment Inc., Cl. B	15,972

		25,272

	BUILDING AND CONSTRUCTION — 2.9%
1,000	Gencor Industries Inc.†	11,610
8,000	Telford Homes plc	34,378

		45,988

	BUSINESS SERVICES — 1.6%
200	Diebold Nixdorf Inc.†	2,240
3,500	Internap Corp.†	9,030
2,500	MoneyGram International Inc.†.	9,950
7,000	Trans-Lux Corp.†	3,588

		24,808

	COMPUTER SOFTWARE AND SERVICES — 15.2%
5,000	Alithya Group Inc., Cl. A†	15,000
1,200	Asetek A/S†	3,159
6,700	Avid Technology Inc.†.	41,473
10,000	Cxense ASA†	17,422
3,000	GTY Technology Holdings Inc.†	18,810
70,000	Pacific Online Ltd.	16,165
7,000	RumbleON Inc., Cl. B†	20,230
20,000	Scisys Group plc.	61,969
15,000	StatPro Group plc.	41,866

		236,094

	CONSUMER PRODUCTS — 1.9%
1,200	Lifetime Brands Inc.	10,620
400	Nobility Homes Inc.	9,424
71,000	Playmates Holdings Ltd.	9,240

		29,284

	DIVERSIFIED INDUSTRIAL — 3.2%
2,000	Ampco-Pittsburgh Corp.†	7,360
2,166	Core Molding Technologies Inc.†	13,884
31,000	Fluence Corp. Ltd.†	9,834

Shares		Market Value

268	Graham Corp.	$5,323
300	Lawson Products Inc.†	11,619
100	Myers Industries Inc.	1,765

		49,785

	ENERGY AND UTILITIES — 1.0%
4,000	Mitcham Industries Inc.†	13,000
90,000	Weatherford International plc†	2,502

		15,502

	ENTERTAINMENT — 1.8%
2,018	Reading International Inc., Cl. A†	24,135
100	Xilam Animation SA†	4,115

		28,250

	EQUIPMENT AND SUPPLIES — 2.5%
1,600	The Eastern Co	39,712

	FINANCIAL SERVICES — 0.8%
1,000	Steel Partners Holdings LP†	12,800

	FINANCIALS — 3.0%
600	BKF Capital Group Inc.†	7,353
2,500	Stewardship Financial Corp.	39,125

		46,478

	FOOD AND BEVERAGE — 4.3%
3,500	Farmer Brothers Co.†	45,325
300	Nathan’s Famous Inc.	21,555

		66,880

	HEALTH CARE — 10.4%
60,000	Achaogen Inc.†	720
1,200	Cutera Inc.†	35,076
3,000	IntriCon Corp.†	58,320
1,900	IRRAS AB†	5,790
4,000	Oncimmune Holdings plc†	4,426
5,000	Option Care Health Inc.†	16,000
3,600	Owens & Minor Inc.	20,916
3,500	Paratek Pharmaceuticals Inc.†	15,120
1,300	Tristel plc	4,683

		161,051

	HOTELS AND GAMING — 8.1%
2,200	Canterbury Park Holding Corp.	26,862
4,000	Cherry AB, Cl. B†(a)	35,351
19,751	Dover Motorsports Inc.	39,107
4,300	easyHotel plc	5,128
5,500	Full House Resorts Inc.†	11,880
1,000	Inspired Entertainment Inc.†	7,190

		125,518

	MACHINERY — 5.8%
800	Astec Industries Inc.	24,880
1,000	L.B. Foster Co., Cl. A†	21,670
2,000	The L.S. Starrett Co., Cl. A†	11,600

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The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	MACHINERY (Continued)
3,000	Twin Disc Inc.†	$31,770

		89,920

	PAPER AND FOREST PRODUCTS — 3.4%
4,500	Canfor Corp.†	52,749

	REAL ESTATE — 3.2%
7,400	Atrium European Real Estate Ltd.	29,520
5,000	Trinity Place Holdings Inc.†	20,000

		49,520

	RETAIL — 0.7%
2,500	Sears Hometown and Outlet Stores Inc.†	8,600
1,800	Tuesday Morning Corp.†	2,826

		11,426

	SPECIALTY CHEMICALS — 2.6%
8,000	Treatt plc	39,936

	TELECOMMUNICATIONS — 14.2%
700	Bittium Oyj	4,944
20,200	Communications Systems Inc.	92,314
5,300	EXFO Inc.†	21,147
5,000	HC2 Holdings Inc.†	11,750
4,000	Inmarsat plc	28,762
22,877	NII Holdings Inc.†	44,839

Shares		Market Value

800	Nuvera Communications Inc.	$16,520

		220,276

	TOTAL COMMON STOCKS	1,554,421

	TOTAL INVESTMENTS — 100.0% (Cost $1,663,316)	$1,554,421

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.

Geographic Diversification	% of Market Value	Market Value
United States	61.1%	$949,928
Europe	25.1	389,942
Canada	9.7	150,700
Asia/Pacific	4.1	63,851

	100.0%	$1,554,421

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